Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation

Note 16. Share-Based Compensation

The following table sets forth the total share-based compensation expense under the 2009 Option Plan as amended and the share-based compensation expense related to the shares of AVG that the former owners of TuneUp will receive subject to their continued employment with the Company and other vesting conditions (Note 3) recognized in the Consolidated Statements of Comprehensive Income.

	Year Ended December 31,
	2009	2010	2011
Cost of revenue	$178	$61	$21
Sales and marketing	2,520	2,049	949
Research and development	1,108	1,008	1,116
General and administrative	4,483	3,655	4,310

Total	$8,289	$6,773	$6,396

Compensation costs related to employee share option grants are based on the fair value of the options on the date of grant, net of estimated forfeitures. Management estimates the forfeiture rate based on analysis of actual forfeitures and management will continue to evaluate the adequacy of the forfeiture rate based on actual forfeiture experience. The impact from a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual number of future forfeitures differs from that estimated by management, the Company may be required to record adjustments to share-based compensation expense in future periods. Compensation costs on share based awards with graded vesting are recognized on an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award.

Options granted prior to the 2009 Option Plan

Options were granted to certain employees on various dates prior to the introduction of the 2009 Option plan. These options were approved by the supervisory board at the time of option grant and generally vest over a two year period. All such options were also ratified in, and are governed by, the 2009 Option Plan and the number of such options counts towards the limit on the total number of options the Company may issue.

2009 Option Plan

The 2009 Option Plan was designed in order to grant options on ordinary shares in the capital of AVG Technologies N.V. to certain employees of AVG Technologies N.V. and its subsidiaries. The purpose of the Option Plan is to provide employees with an opportunity to participate directly in the growth of the value of the Company by receiving options for shares.

Each option converts into one ordinary share of AVG Technologies N.V. on exercise.

The 2009 Option Plan was initially approved and adopted by the general meeting of shareholders on June 8, 2009 and was subsequently amended and restated effective on October 1, 2009, June 30, 2010, March 11, 2011, June 30, 2011 and September 29, 2011.

The total number of shares in respect of which options may be granted under the 2009 Option Plan is limited at 5,509,948. Options that lapse or are forfeited are available to be granted again. Options can only be granted to members of the management board of the Company and the supervisory board after prior approval of the general meeting of shareholders.

Options generally vest over a period of four years, whereby 25% of the options vest on the first anniversary of the start date and the remaining options vest thereafter quarterly, in equal portions during the remaining vesting period, generally the following 12 quarters. The contractual life of all options is 10 years.

The exercisability of certain options is subject to satisfaction of non-market based financial performance criteria relating to the earnings, revenues, profits or other results of the Company. The exercisability of certain options is subject to satisfaction of achieving certain market based condition including share price targets. Options are generally also subject to a service period vesting requirement of typically four years. The expected vesting period for options is based on the longer of the service period and the period over which the performance period has been set where management determines it is probable that the performance criteria will be met. Options are also only exercisable after the Company becomes a public company.

Shares option modifications

In 2009, the Company’s supervisory board approved the issuance of additional 190,278 options to 43 employees and reduced the original exercise price of their previously granted options in conjunction with the Company’s issuance of Series D Preferred shares. The additional option grants and reduction in exercise price were accounted for as a shares option modification. The shares option modification resulted in incremental share-based compensation expense of $3,020, of which $2,399 was recognized in the year ended December 31, 2009 and $621 is being recognized over the remaining vesting period.

On June 30, 2011, the Supervisory Board approved an amendment to the 2009 Option Plan to remove performance-based vesting conditions, including for options that were granted but unvested at such time by splitting such options into two awards, one for two-thirds as many options (“Base options”) and another for one-third as many options (“Additional options”). The Base options remained subject to service period vesting requirements as per the terms of the original plan. The Additional options were to be granted on the earlier of (i) the date of occurrence of a listing or (ii) March 31, 2012 with service period vesting requirements after such date. The amendment is accounted for as a share option modification. The modification resulted in no incremental share-based compensation expense.

Share option activity

The following table summarizes share option activity:

	Number of Share Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Outstanding—January 1, 2009	2,290,500	$2.21	8.33	$25,145
Granted	1,003,023	11.55
Exercised	—	—
Forfeited	(144,675)	14.29
Repurchased	(136,809)	2.79

Outstanding—December 31, 2009	3,012,039	$3.43	7.63	$39,947
Granted	2,079,666	20.26
Exercised	—	—
Forfeited	(157,092)	16.98
Repurchased	(91,200)	—

Outstanding—December 31, 2010	4,843,413	$9.95	7.83	$73,274
Granted	1,058,161	22.76
Cancelled	(752,808)	—
Exercised	—	—
Forfeited	(820,056)	20.37
Repurchased	(20,000)	16.02

Outstanding—December 31, 2011	4,308,710	$7.63	6.94	$68,509

Vested and expected to vest—December 31, 2011	4,249,090	$7.44	6.91	$68,346
Exercisable—December 31, 2011	—	$—	—	$—

(1)	Intrinsic value is calculated as the difference between the fair value of AVG’s ordinary shares as of the end of each reporting period and the exercise price of the option.

Additional information regarding the Company’s share options outstanding as of December 31, 2011 is summarized below:

	Options Outstanding
Strike Price	Number of Share Options Outstanding	Weighted-Average Remaining Life (Years)	Weighted-Average Exercise Price Per Share
$0.01 - $5.00	2,382,591	5.48	$0.18
$5.00 - $12.00	376,901	7.44	7.93
$12.00 - $20.00	755,703	8.56	15.15
$20.00 - $25.00	793,515	9.54	22.69

Total	4,308,710	6.94	$7.63

The following table summarizes the options granted in 2011 with their exercise prices, the fair value of ordinary shares as of the applicable grant date, and the intrinsic value, if any:

Grant Date	Number of Options Granted	Weighted-Average Exercise Price	Ordinary Shares Fair Value Per Share at Grant Date	Intrinsic Value
January 1, 2011	76,000	$25.00	$25.00	$—
April 1, 2011	115,000	$22.00	$22.00	$—
June 30, 2011	387,303	$23.04	$22.00	$—
August 10, 2011	20,000	$22.00	$22.00	$—
September 29, 2011	135,220	$22.00	$23.50	$1.50
November 16, 2011	324,638	$23.28	$23.50	$0.22

Determining the fair value of share options

The fair value of each grant of share options was determined by the Company using options pricing models as follows:

•

For options without market based conditions the Black-Scholes option-pricing model was used. Since the exercise price of the option is adjusted for dividend payments, a binomial or other model to capture the possibility of early exercise is not required.

•	For options with a share price target, a closed form barrier option pricing model was used.

Assumptions used in the option pricing models are discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Expected volatility. The expected volatility was based on the historical share volatilities of two of the Company’s publicly listed peers over a period equal to the expected term of the options as the Company did not have a sufficient trading history to use the volatility of its own ordinary shares.

Fair value of ordinary shares. The fair value of the ordinary shares underlying the share options has historically been determined by an unrelated party’s contemporaneous external valuation of the Company’s market value on the following dates: December 2006, December 2007, December 2009, December 2010, June 2011 and September 2011. A retrospective valuation of the Company’s market value for December 2008 was also undertaken by an external valuer. In December 2005 and October 2009 new investments in the Company’s common shares determined the fair value of its common shares at these dates.

For option grants at dates other than those above, the Company’s supervisory board determined the fair value of the Company’s common shares using the most recent external valuations of the Company’s common shares and its most recently available financial results, forecast and market information.

Risk-Free Interest Rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the option’s expected term.

Expected term. The expected term is determined after giving consideration to the contractual terms of the share-based awards, graded vesting schedules ranging from one to four years and expectations of future employee behavior as influenced by changes to the terms of its share-based awards.

Expected dividend. According to the terms of the awards, the exercise price of the options is adjusted to take into account any dividends paid. As a result dividends are not required as an input to the model, as these reductions in the share price are offset by a corresponding reduction in exercise price.

A summary of the weighted-average assumptions is as follows:

	Year Ended December 31,
	2009	2010	2011
Risk free interest rate	2.03%	1.84%	1.54%
Weighted-average expected lives (years)	4	4	4
Volatility	39.62%	40.03%	40.13%
Dividend Yield	0.00%	0.00%	0.00%
Weighted-average grant date fair value (per share)	$8.88	$6.44	$6.03
Value Granted (total)	$8,907	$13,395	$6,381
Number granted in year	1,003,023	2,079,666	1,058,161

The supervisory board deemed the fair value of the Company’s ordinary shares to be $23.50 per share on December 31, 2011.

As of December 31, 2011, total compensation cost related to unvested share options granted to employees not yet recognized was $5,598 net of estimated forfeitures. This cost will be amortized to expense over a weighted-average remaining period of 1.74 years and will be adjusted for subsequent changes in estimated forfeitures.

In financial years 2009, 2010 and 2011, the Company, at its discretion, repurchased options held by a limited number of terminated employees in an amount of $789, $770 and $186, respectively. At the time of settlement, these options were remeasured to their fair values in equity, with a corresponding charge to share based compensation expense. The cash settlement amounts approximated the fair values at the settlement dates. Upon settlement the Company removed from equity the fair value of the repurchased options.

Shares issuable to TuneUp former owners

As part of the acquisition of TuneUp, the former owners of TuneUp will receive shares of AVG with a total value of Euro 11.5 million subject to their continued employment with the Company and other vesting conditions. The Company recognizes the expense relating to these shares over a four-year vesting period. During financial year 2011, the Company recognized compensation expense of $3,124, which was included in General and administrative expenses. The Company recorded $1,562 as a liability because AVG will issue a variable number of shares with a value equal to a fixed amount on the vesting. The remaining $1,562 was recorded in Additional Paid-in Capital because the number of shares is fixed. As of December 31, 2011, total unrecognized share-based compensation expense relating to the unvested shares was $12,871. This amount is expected to be recognized over a period of 3.6 years.